9. Notes Payable (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Total notes payable	$ 252,127		$ 252,127		$ 170,727	$ 89,000
Less: short-term	(136,800)		(136,800)		(34,162)	(29,000)
Total long-term notes payable	115,327		115,327		136,565	60,000
Note payable- current maturity	122,800		122,800		34,162	14,000
Note payable- in default	0		0		0	15,000
Note payable- long-term	115,327		115,327		136,565	60,000
Loss on modification of debt	0	$ 0	(18,281)	$ 0	(50,756)	0
WLES LP LLC [Member]
Total notes payable	$ 30,000		$ 30,000		$ 60,000	60,000
Debt stated interest rate	5.00%		5.00%		5.00%
Debt maturity date			Jan. 15, 2022		Jan. 15, 2022
Note payable- long-term	$ 30,000		$ 30,000		$ 60,000	60,000
Loss on modification of debt			18,281		(50,756)
Brian Cox [Member]
Total notes payable	17,486		17,486		21,970	0
Small Business Loan [Member]
Total notes payable	67,841		67,841		74,757	0
Note payable- current maturity					20,162
Emry Capital [Member]
Total notes payable	$ 0		$ 0		$ 14,000	14,000
Debt stated interest rate	4.00%		4.00%		4.00%
Debt maturity date			Apr. 30, 2020		Apr. 30, 2020
Note payable- current maturity	$ 0		$ 0		$ 14,000	14,000
Good Hunting [Member]
Total notes payable					$ 0	15,000
Debt stated interest rate					7.50%
Debt maturity date					Mar. 31, 2019
Note payable- in default					$ 0	$ 15,000